Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Capitalized research and development	$ 381,244	$ 225,286
Operating leases	353,432	745,784
Provision for expected credit loss		8,436
Impairment of fixed assets		24,455
Total deferred tax assets	734,676	1,003,961
Valuation allowance
Net deferred tax assets	734,676	1,003,961
Deferred tax liabilities:
Right-of-use assets	262,514	744,513
Total deferred tax liabilities	262,514	744,513
Deferred tax assets, net	$ 472,162	$ 259,448